Significant Accounting Policies - Variable Interest Entity (Details) - Variable Interest Entity, Primary Beneficiary - Terms Of Generic Sourcing Venture $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2014 payment
Variable Interest Entity
Ownership percentage by noncontrolling owners		50.00%
Ownership percentage by parent		50.00%
Initial contractual term (in years)	10 years
Number of quarterly payments due (in quarterly payments) | payment					39
Increase in contractual obligation payment received | $		$ 183	$ 163	$ 122